UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-6644


              DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including     (212) 922-6000
area code:

Date of fiscal year end:   03/31


Date of reporting period:  9/30/03





                                         FORM N-CSR

Item 1.   Reports to Stockholders.

      Dreyfus Massachusetts
      Intermediate Municipal
      Bond Fund

      SEMIANNUAL REPORT September 30, 2003

      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(TM)

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            11   Statement of Assets and Liabilities

                            12   Statement of Operations

                            13   Statement of Changes in Net Assets

                            14   Financial Highlights

                            15   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Massachusetts
                                               Intermediate Municipal Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Massachusetts Intermediate Municipal Bond Fund covers the six-month period from April 1, 2003, through September 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Monica Wieboldt.

After a prolonged period of sluggish growth, the U.S. economy has shown signs of sustainable improvement. However, investor uncertainty regarding the strength of the recovery has produced heightened volatility in the tax-exempt fixed-income market. After most areas of the municipal bond market experienced sharp declines during the summer, prices generally bounced back in September.

Despite recent reductions in federal tax rates, we believe that municipal bonds may become more attractive to certain investors if states and municipalities continue to raise taxes to balance their budgets. As always, we encourage you to talk with your financial advisor about ways to enjoy the benefits of tax-exempt municipal bonds as market conditions evolve.

Thank you for your continued confidence and support.

Sincerely,


/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 15, 2003




DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

HOW DID DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND PERFORM RELATIVE TO ITS BENCHMARK?

For the six-month period ended September 30, 2003, the fund achieved a total return of 2.12% .(1) In comparison, the Lehman Brothers 7-Year Municipal Bond Index (the "Index" ), the fund' s benchmark index, achieved a total return of 3.21% for the same period.(2) In addition, the average total return for all funds reported in the Lipper Massachusetts Intermediate Municipal Debt Funds category was 2.10%.(3)

The fund's performance was primarily the result of an unusually volatile investment environment, in which intermediate-term municipal bonds gained value during the first three months of the reporting period, lost value during a sharp market decline in July and early August, and recovered in late August and September. The fund's return was in line with the Lipper category but lower than that of the Index, which contains securities from many states, not just Massachusetts, and does not reflect fees and expenses.

What is the fund's investment approach?

The fund's objective is to seek as high a level of income exempt from federal and Commonwealth of Massachusetts income taxes as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. The dollar-weighted average maturity of the fund's portfolio ranges between three and ten years. Although the fund currently intends to invest only in investment-grade municipal bonds, or the unrated equivalent as determined by Dreyfus, it has the ability to invest up to 20% of its assets in municipal bonds of below investment-grade credit quality

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond's potential volatility in different rate environments.

The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund' s assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation to either discount bonds or to premium bonds will change along with the portfolio manager's changing views of the current interest-rate and market environment. The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

WHAT OTHER FACTORS INFLUENCED THE FUND'S PERFORMANCE?

The fund performed well during the first half of the reporting period as the tax-exempt bond market continued to benefit from expectations of lower interest rates. Those expectations were fulfilled in late June, when the Federal Reserve Board reduced short-term interest rates to just 1%, their lowest level in 45 years. Because bond prices and yields move in opposite directions, the fund benefited as interest rates trended lower.

However, the market gave back all of the reporting period's previous gains in July, when evidence of stronger economic growth caused investors to worry that the most recent interest-rate reduction may have been the last of the current cycle. Indeed, July represented one of the sharpest one-month declines in the history of the municipal bond market. Fortunately, the market bounced back during late August and September, erasing most of its losses when it became clearer that the economy's recovery has so far been a relatively jobless one.

The economy's recent strength has not yet resulted in higher tax revenues for most states. Massachusetts' s fiscal condition is less severe than some other states, and it balanced its budget for the 2004 fiscal year through a combination of spending cuts and fee increases. The state's fiscal condition led us to reduce the fund' s exposure to the state-supported debt of local municipalities with weaker underlying fundamentals, including a number of smaller entities that are relatively dependent on state aid. However, during the reporting period we saw a more stable trading environment for the state's general obligation debt.

Our focus on bonds in the middle of the intermediate-term range enabled the fund to benefit from the market's strength when prices were rising, but also exposed the fund to heightened volatility in July.

What is the fund's current strategy?

Because of recent market volatility and the likelihood of continued uncertainty as the U.S. economy recovers gradually, we have attempted to reduce the fund's sensitivity to day-to-day market fluctuations. For example, we have diversified a portion of the fund's holdings away from the middle of the intermediate-term maturity range by increasing its holdings at the shorter- and longer-term (17 years) maturity range. In our view, continued careful security selection and attention to credit quality are prudent strategies in today's Massachusetts bond market.

October 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-MASSACHUSETTS RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR
      CERTAIN  INVESTORS.  CAPITAL  GAINS,  IF ANY,  ARE  FULLY  TAXABLE.  YIELD
      PROVIDED REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S YIELD WOULD HAVE BEEN LOWER.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED 7-YEAR TAX-EXEMPT BOND MARKET, CONSISTING OF MUNICIPAL BONDS WITH MATURITIES OF 6-8 YEARS. INDEX RETURNS DO NOT REFLECT THE FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund

STATEMENT OF INVESTMENTS

September 30, 2003 (Unaudited)




                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS--98.8%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--75.5%

Boston

   5.75%, 2/1/2013 (Prerefunded 2/1/2010)                                                     1,000,000  (a)           1,167,110

Boston Convention Center Act 1997

   5%, 5/1/2016 (Insured; AMBAC)                                                              2,000,000                2,175,120

Boston Industrial Development

  Financing Authority, Revenue

   (Pilot Seafood Project) 5.875%, 4/1/2007                                                     990,000                1,071,121

Fall River 5.25%, 6/1/2010 (Insured; MBIA)                                                    1,000,000                1,127,310

Haverhill 5%, 8/15/2011 (Insured; FSA)                                                        1,620,000                1,786,973

Hingham Municipal Purpose Loan

   5.25%, 4/1/2013                                                                            2,125,000                2,407,306

Holyoke Gas & Electric Department, Revenue

   5.375%, 12/1/2015 (Insured; MBIA)                                                          1,245,000                1,403,264

Lawrence 5.50%, 2/1/2012 (Insured; AMBAC)                                                       570,000                  649,492

Lowell:

   5.60%, 4/1/2005 (Insured; FSA)                                                             1,000,000                1,066,370

   5.30%, 12/15/2010 (Insured; AMBAC)                                                         1,000,000                1,137,700

Massachusetts Bay Transportation Authority

  (General Transportation System):

      5.50%, 3/1/2012 (Insured; MBIA)                                                         1,000,000                1,150,870

      5.50%, 3/1/2012                                                                         2,000,000                2,296,380

Massachusetts, Revenue (College Building

   Authority Project) 5.375%, 5/1/2017                                                        1,000,000                1,134,570

Massachusetts Commonwealth:

   6%, 8/1/2010 (Insured; AMBAC)                                                              1,500,000                1,773,045

   Consolidated Loan:

      5.30%, 7/1/2006 (Prerefunded 7/1/2005)                                                  1,750,000  (a)           1,894,550

      5%, 12/1/2010                                                                           2,000,000                2,239,260

   Federal Highway:

      5.50%, 12/15/2009                                                                       1,000,000                1,161,000

      5.25%, 12/15/2012                                                                       1,000,000                1,137,280

      5.50%, 6/15/2014                                                                        1,000,000                1,158,440

Massachusetts Developmental Finance

  Agency, RRR (Semass Systems ):

      5.50%, 1/1/2011 (Insured; MBIA)                                                         2,000,000                2,271,280

      5.625%, 1/1/2014 (Insured; MBIA)                                                        2,000,000                2,262,680

Massachusetts Educational Financing Authority,

  Education Loan Revenue:

      5.70%, 7/1/2011 (Insured; AMBAC)                                                        1,235,000                1,376,309

      5%, 1/1/2013 (Insured; AMBAC)                                                           2,000,000                2,105,120

      5.125%, 12/1/2014 (Insured; MBIA)                                                       1,135,000                1,202,589


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS (CONTINUED)

Massachusetts Health and Educational
  Facilities Authority, Revenue:

      (Hallmark Health System)
         5.25%, 7/1/2010 (Insured; FSA)                                                       2,055,000                2,258,466

      (Harvard Pilgrim Health)
         5.25%, 7/1/2011 (Insured; FSA)                                                       1,675,000                1,793,607

      (Harvard University) 5.75%, 1/15/2012                                                   1,595,000                1,871,685

      (Healthcare System--Covenant Health)
         6.50%, 7/1/2017                                                                      1,485,000                1,675,555

      (New England Medical Center Hospitals)

         4.90%, 7/1/2006 (Insured; MBIA)                                                      1,365,000                1,425,142

      (Partners Healthcare System):

         5.125%, 7/1/2011 (Insured; MBIA)                                                     1,000,000                1,088,250

         5%, 7/1/2018                                                                         1,315,000                1,366,877

      (Springfield College Radianassurance)
         4%, 10/15/2006                                                                       1,180,000                1,256,098

      (Tufts University) 5.50%, 8/15/2012                                                       500,000                  576,695

      (University of Massachusetts--Worcester Campus)

         5.25%, 10/1/2014 (Insured; FGIC)                                                     1,000,000                1,109,440

      (Wellesley College) 5%, 7/1/2018                                                        1,880,000                2,028,106

Massachusetts Housing Finance Agency, Housing Revenue

   3.05%, 6/1/2004                                                                            2,650,000                2,686,756

Massachusetts Municipal Wholesale Electric Co.,

  Power Supply Systems Revenue:

      (Nuclear Project No. 4)
         5.25%, 7/1/2014 (Insured; MBIA)                                                      2,000,000                2,217,580

      (Project No. 6) 5.25%, 7/1/2012 (Insured; MBIA)                                         1,810,000                2,037,481

Massachusetts Port Authority, Revenue

   (Delta Airlines, Inc. Project) 5.50%, 1/1/2017                                             2,000,000                2,137,160

Massachusetts Water Pollution Abatement Trust,

  Water Pollution Abatement Revenue

    (MWRA Program):

         5.40%, 8/1/2011                                                                      2,425,000                2,803,518

         6.00%, 8/1/2014                                                                      1,300,000                1,521,286

      (Pool Loan Program)

         5.70%, 2/1/2012 (Prerefunded 2/1/2005)                                               2,025,000  (a)           2,189,653

Massachusetts Water Resource Authority

   5.50%, 8/1/2011 (Insured; MBIA)                                                            2,000,000                2,307,060

Medford 5%, 3/15/2013 (Insured; AMBAC)                                                        1,040,000                1,150,864

New England Education Loan Marketing Corp.,

   Student Loan Revenue 6.90%, 11/1/2009                                                      1,000,000                1,125,640

                                                                                                          The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS (CONTINUED)

Norwood:

   5%, 1/15/2014                                                                                780,000                  856,245

   5%, 1/15/2015                                                                                780,000                  853,616

Plymouth County, COP (Correctional Facility Project):

   5.125%, 4/1/2013 (Insured; AMBAC)                                                          2,000,000                2,193,060

   5%, 4/1/2015 (Insured; AMBAC)                                                              1,500,000                1,620,105

Route 3 North Transportation Improvement Association, LR

   5.75%, 6/15/2015 (Insured; MBIA)                                                           1,500,000                1,711,695

Springfield

   (Municipal Purpose Loan)
   5%, 8/1/2018 ( Insured; FGIC)                                                              1,000,000                1,075,030

Sudbury 5%, 6/1/2015                                                                          1,165,000                1,267,543

Triton School District 5%, 4/1/2016 (Insured; FGIC)                                           1,420,000                1,544,435

Woods Hole Marthas Vineyard & Nantucket
   4%, 3/1/2006                                                                               1,315,000                1,395,780

U. S. RELATED--23.3%

Childrens Trust Fund, Tobacco Settlement Revenue:

   5.75%, 7/1/2013 (Prerefunded 7/1/2010)                                                     2,000,000  (a)           2,361,980

   5.75%, 7/1/2014 (Prerefunded 7/1/2010)                                                     2,000,000  (a)           2,361,980

Guam Economic Development Authority,
   Tobacco Settlement:

      0/5%, 5/15/2009                                                                           860,000  (b)             686,753

      0/5.40%, 5/15/2015                                                                        350,000  (b)             265,769

Guam Government, LOR, (Infrastructure Improvement)

   5%, 11/1/2012 (Insured; AMBAC)                                                             1,000,000                1,098,130

Puerto Rico Commonwealth:

   5%, 7/1/2005                                                                               2,450,000                2,602,366

   5.375%, 7/1/2005                                                                              80,000                   85,912

   5.375%, 7/1/2005                                                                             920,000                  983,158

   5%, 7/1/2021 (Insured;FSA)                                                                 2,000,000                2,236,000

   (Public Improvement):

      5.50%, 7/1/2011                                                                         1,000,000                1,130,370

      5.50%, 7/1/2013 (Insued; FSA)                                                           1,500,000                1,752,060

      5.25%, 7/1/2014 (Insued; FSA)                                                           1,000,000                1,150,320

Puerto Rico Commonwealth Highway and
   Transportation Authority Transportation Revenue
   5.50%, 7/1/2010 (Insured; AMBAC)                                                           1,885,000                2,189,786


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
U. S. RELATED (CONTINUED)

Puerto Rico Electric Power Authority, Power Revenue
   5.50%, 7/1/2008                                                                            1,000,000                1,119,110

Puerto Rico Housing Finance Authority,
   Home Mortgage Revenue 4.375%, 12/1/2017                                                    1,000,000                1,000,340

Puerto Rico Municipal Finance Agency

   5%, 7/1/2009 (Insured; FSA)                                                                1,725,000                1,934,432

Virgin Islands Public Finance Authority, Revenue:

   6%, 10/1/2004                                                                                965,000                  999,026

   5.625%, 10/1/2010                                                                          1,000,000                1,093,800

   5.875%, 10/1/2018                                                                            500,000                  510,195

Virgin Islands Water and Power Authority,
   Electric Systems 5.125%, 7/1/2011                                                          1,000,000                1,069,930
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $106,025,457)                                                             98.8%              112,930,984

CASH AND RECEIVABLES (NET)                                                                         1.2%                1,321,048

NET ASSETS                                                                                       100.0%              114,252,032

                                                                                                             The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

AMBAC                     American Municipal Bond
                             Assurance Corporation

COP                       Certificate of Participation

FGIC                      Financial Guaranty Insurance
                             Company

FSA                       Financial Security Assurance

LOR                       Limited Obligation Revenue

LR                        Lease Revenue

MBIA                      Municipal Bond Investors
                             Assurance Insurance
                             Corporation

RRR                       Resource Recovery Revenue


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------
AAA                              Aaa                             AAA                                              67.7

AA                               Aa                              AA                                               19.1

A                                A                               A                                                 7.7

BBB                              Baa                             BBB                                               1.8

F1                               MIG1/P1                         SP1/A1                                            2.4

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                     1.3

                                                                                                                 100.0

(A)   BONDS  WHICH  ARE  PREREFUNDED  ARE  COLLATERALIZED  BY  U.S.   GOVERNMENT
      SECURITIES  WHICH ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
      INTEREST  ON THE  MUNICIPAL  ISSUE AND TO RETIRE  THE BONDS IN FULL AT THE
      EARLIEST REFUNDING DATE.

(B)   ZERO COUPON UNTIL A SPECIFIED DATE AT WHICH TIME THE STATED COUPON BECOMES
      EFFECTIVE UNTIL MATURITY.

(C)   SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
      HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF COMPARABLE  QUALITY TO THOSE
      RATED SECURITIES IN WHICH THE FUND MAY INVEST.



SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           106,025,457   112,930,984

Interest receivable                                                   1,492,182

Receivable for shares of Beneficial Interest subscribed                     860

Prepaid expenses                                                          9,187

                                                                    114,433,213
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            63,806

Cash overdraft due to Custodian                                           6,334

Payable for shares of Beneficial Interest redeemed                       83,766

Accrued expenses                                                         27,275

                                                                        181,181
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      114,252,032
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     109,742,434

Accumulated undistributed investment income--net                         10,953

Accumulated net realized gain (loss) on investments                 (2,406,882)

Accumulated net unrealized appreciation
  (depreciation) on investments                                       6,905,527
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      114,252,032
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized)
                                                                      8,046,857

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   14.20

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      2,608,955

EXPENSES:

Management fee--Note 3(a)                                              365,614

Shareholder servicing costs--Note 3(b)                                  54,153

Professional fees                                                       26,737

Custodian fees                                                           9,801

Prospectus and shareholders' reports                                     8,171

Registration fees                                                        7,502

Trustees' fees and expenses--Note 3(c)                                   7,308

Loan commitment fees--Note 2                                               577

Miscellaneous                                                            9,390

TOTAL EXPENSES                                                         489,253

Less--reduction in management fee due to
  undertaking--Note 3(a)                                              (12,033)

NET EXPENSES                                                           477,220

INVESTMENT INCOME--NET                                               2,131,735
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                359,395

Net unrealized appreciation (depreciation) on investments             (23,738)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 335,657

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 2,467,392

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                       September 30, 2003           Year Ended
                                              (Unaudited)       March 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,131,735            4,626,540

Net realized gain (loss) on investments           359,395              226,346

Net unrealized appreciation (depreciation)
   on investments                                 (23,738)           5,850,985

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    2,467,392           10,703,871
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                        (2,127,824)          (4,655,241)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold                  15,705,938          31,357,146

Dividends reinvested                            1,740,270           3,801,274

Cost of shares redeemed                      (31,861,617)         (31,535,327)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS     (14,415,409)           3,623,093

TOTAL INCREASE (DECREASE) IN NET ASSETS      (14,075,841)           9,671,723
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           128,327,873          118,656,150

END OF PERIOD                                 114,252,032          128,327,873

Undistributed investment income--net               10,953                 --
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     1,108,522           2,244,305

Shares issued for dividends reinvested            123,079             271,932

Shares redeemed                               (2,256,851)          (2,254,724)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (1,025,250)             261,513

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.




                                          Six Months Ended                          Year Ended March 31,
                                         September 30, 2003        ----------------------------------------------------------------
                                                (Unaudited)         2003         2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               14.15         13.47         13.70         13.12          13.71         13.59

Investment Operations:

Investment income--net                                 .25(b)        .51(b)        .54(b)        .59            .59           .58

Net realized and unrealized
   gain (loss) on investments                          .05           .69          (.23)          .58           (.59)          .12

Total from Investment Operations                       .30          1.20           .31          1.17             --           .70

Distributions:

Dividends from
   investment income--net                             (.25)         (.52)         (.54)         (.59)          (.59)         (.58)

Net asset value, end of period                       14.20         14.15         13.47         13.70          13.12         13.71
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      2.12(c)       9.09          2.19          9.11            .03          5.25
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .78(d)        .76           .75           .80            .80           .80

Ratio of net investment income
   to average net assets                              3.49(d)       3.68          3.92          4.40           4.42          4.25

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                             .02(d)         --            --           .05            .11           .09

Portfolio Turnover Rate                              10.36(c)      33.40         14.45         12.85          15.05         13.04
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     114,252       128,328       118,656        81,905         65,375        70,957

(A)   AS REQUIRED,  EFFECTIVE APRIL 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
      OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
      AMORTIZING  DISCOUNT OR PREMIUM ON A SCIENTIFIC  BASIS FOR DEBT SECURITIES
      ON A DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED MARCH 31,
      2002 WAS TO INCREASE  NET  INVESTMENT  INCOME PER SHARE AND  DECREASE  NET
      REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN
      $.01 AND  INCREASED  THE RATIO OF NET  INVESTMENT  INCOME TO  AVERAGE  NET
      ASSETS BY LESS THAN .01%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL  DATA FOR
      PERIODS  PRIOR TO APRIL 1, 2001 HAVE NOT BEEN  RESTATED  TO  REFLECT  THIS
      CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

(D)  ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus   Massachusetts   Intermediate  Municipal  Bond  Fund  (the  "fund") is
registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $2,762,325 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2003. If no applied, $2,106,696 of the carryover expires in fiscal 2004, $306,043 expires in fiscal 2005, $111,775 expires in fiscal 2009 and $237,811 expires in fiscal 2011.

The tax character of distributions paid to shareholder during the fiscal year ended September 30, 2003, was as follows: tax exempt income $4,655,241. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--BANK LINE OF CREDIT:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2003, the fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund's average daily net assets and is payable monthly. The manager had undertaken from April 1, 2003 through October 31, 2003, to reduce the management fee paid by the fund, to the extent that, if the fund's aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .80 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $12,033 during the period ended September 30, 2003.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder

                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period September 30, 2003, the fund was charged $24,940 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2003, the fund was charged $14,497 pursuant to the transfer agency agreement.

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000, an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings. The chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

(D) A 1% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund' s exchange privilege. During the period ended September 30, 2003, redemption fees charged and retained by the fund amounted to $6,462.


NOTE 4--SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2003, amounted to $12,427,267 and $29,010,809, respectively.

At September 30, 2003, accumulated net unrealized appreciation on investments was $6,905,527, consisting of $6,975,280 gross unrealized appreciation and $69,753 gross unrealized depreciation.

At September 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                  For More Information

                        Dreyfus
                        Massachusetts Intermediate
                        Municipal Bond Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  268SA0903


Item 2.   Code of Ethics.

         Not applicable.

Item 3.   Audit Committee Financial Expert.

         Not applicable.

Item 4.   Principal Accountant Fees and Services.

         Not applicable.

Item 5.   Audit Committee of Listed Registrants.

         Not applicable.

Item 6.   [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  November 21, 2003

By:   /S/JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  November 21, 2003

                                       EXHIBIT INDEX

            (a)(2)Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

            (b)   Certification  of  principal   executive  and  principal
            financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)